Schedule of Revenue by Country (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590	$ 7,288,029	$ 2,635,757
Affiliate Marketing Services United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	305,571	108,509	585,347	170,031	415,450	211,528
Affiliate Marketing Services International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,124,887	840,212	2,133,164	1,763,962	3,427,698
Sports Gaming Client Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	698,529	802,534	1,763,544	1,713,597	2,493,685	2,424,229
Sports Hub Gaming Network [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,128,370		2,165,693		951,196
Enterprise TEM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					3,860,331	2,635,757
UNITED STATES | Affiliate Marketing Services United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					415,450	211,528
UNITED STATES | Affiliate Marketing Services International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
UNITED STATES | Sports Gaming Client Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					2,493,685	2,424,229
UNITED STATES | Sports Hub Gaming Network [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					951,196
UNITED STATES | Enterprise TEM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					3,427,698
Rest Of World [Member] | Affiliate Marketing Services United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member] | Affiliate Marketing Services International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					3,427,698
Rest Of World [Member] | Sports Gaming Client Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member] | Sports Hub Gaming Network [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member] | Enterprise TEM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues